Pension and other post-retirement benefits (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	14,296	13,944	13,813
ABO	13,821	13,467
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	6	13,937
ABO	5	13,460
Fair value of plan assets	5	13,597
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	6	0
ABO	5	0
Fair value of plan assets	5	0
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,773	2,675	2,373
ABO	2,714	2,584
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,400	1,340
ABO	1,364	1,304
Fair value of plan assets	825	753
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,382	1,326
ABO	1,354	1,296
Fair value of plan assets	810	741
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,773	2,675	2,373
ABO	2,714	2,584
Bank | Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,400	1,340
ABO	1,364	1,304
Fair value of plan assets	825	753
Bank | Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,382	1,326
ABO	1,354	1,296
Fair value of plan assets	810	741